Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Gratuity and Pensions
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	$ 29	$ 28	$ 25
Interest expense	(1)	(1)	(1)
Remeasurements - Actuarial losses / (gains)	8	2	(13)
Fair value of plan assets at the beginning	94
Remeasurements – Returns on plan assets excluding amounts included in interest income	3	2	2
Fair value of plan assets at the end	111	94
Funded status - Prepaid defined benefit plan asset / (Accrued defined benefit plan liability)	(1)	(2)
Accrued defined benefit plan liability	(11)	(17)
Gratuity and Pensions | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	222	185
Service cost	29	28
Interest expense	12	12
Remeasurements - Actuarial losses / (gains)	11	4
Benefits paid	(39)	(14)
Translation differences	(8)	7
Benefit obligations at the end	227	222	185
Gratuity and Pensions | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	220	201
Interest Income	13	13
Remeasurements – Returns on plan assets excluding amounts included in interest income	3	2
Contributions	36	10
Benefits paid	(38)	(13)
Translation differences	(8)	7
Fair value of plan assets at the end	226	220	201
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	88	57	57
Interest expense	1	2
Remeasurements - Actuarial losses / (gains)	14	(21)	35
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	17	(5)
Accrued defined benefit plan liability	(33)	(20)
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	1,133	973
Service cost	88	57
Employee contribution	155	110
Interest expense	69	82
Remeasurements - Actuarial losses / (gains)	16	(4)
Benefits paid	(191)	(121)
Translation differences	(42)	36
Benefit obligations at the end	1,228	1,133	973
Provident Fund | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	1,113	940
Interest Income	68	80
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	17
Contributions	244	162
Benefits paid	(191)	(121)
Translation differences	(41)	35
Fair value of plan assets at the end	$ 1,195	$ 1,113	$ 940